Stock Options and Stock Appreciation Rights (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Black-Scholes-Merton option valuation model assumptions

	2022	2021
Expected Life (Years)	7.00	7.00
Dividend yield	3.08%	3.18%
Interest rate	1.94%	1.02%
Volatility	37.78%	37.84%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2021	520,551	$28.28
Plus: Options granted	31,150	38.92
Less:
Options exercised	69,479	22.14
Options expired	—	—
Options forfeited	20,400	33.99
Options outstanding at December 31, 2022	461,822	29.67	4.07	$7,430

Options fully vested and exercisable at December 31, 2022	258,215	$25.26	2.26	$5,293

Summary of activity under the SAR Plan

Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	stock appreciation	exercise	contractual	intrinsic
	rights	price	term (years)	value ($)
(in Thousands)
Stock appreciation rights outstanding at December 31, 2021	—	$—
Plus: Stock appreciation rights granted	502,250	39.95
Less:
Stock appreciation rights exercised	—	—
Stock appreciation rights expired	—	—
Stock appreciation rights forfeited	13,000	39.33
Stock appreciation rights outstanding at December 31, 2022	489,250	39.35	9.50	$3,136

Stock appreciation rights fully vested and exercisable at December 31, 2022	—	$—

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2022	2021	2020
Weighted average grant date fair value of stock options granted	$11.24	$10.20	$2.46
Total fair value of stock options vested	$514,000	$1,308,000	$1,218,000
Total intrinsic value of stock options exercised	$1,670,000	$2,536,000	$356,000